Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued interest	$ 8,329	$ 8,267
Accrued dry-docking expenses	2,987	2,332
Accrued expenses	10,591	10,763
Total	$ 21,907	$ 21,362